The segmented information reflects the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers) (Details) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Current assets	$ 30,149	$ 27,388
Non-current assets	144,199	162,622
Long-term receivables	14,334	20,200
Investments	1,510	3,273
Property, plant and equipment	125,330	124,201	$ 159,265
Intangible assets	3,025	14,948	$ 19,473
Total Assets	174,348	190,010
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	30,149	27,388
Non-current assets	144,199	162,622
Long-term receivables	14,334	20,200
Investments	1,510	3,273
Property, plant and equipment	125,330	124,201
Operating assets	108,408	108,758
Under construction	16,922	15,443
Intangible assets	3,025	14,948
Total Assets	174,348	190,010
Operating segments [member] | Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Current assets	6,034	5,333
Non-current assets	107,112	114,947
Long-term receivables	5,042	4,745
Investments	393	390
Property, plant and equipment	99,033	95,222
Operating assets	87,210	84,916
Under construction	11,823	10,305
Intangible assets	2,644	14,590
Total Assets	113,146	120,280
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Current assets	12,691	8,170
Non-current assets	21,697	23,879
Long-term receivables	2,212	2,539
Investments	970	400
Property, plant and equipment	18,419	20,842
Operating assets	16,086	18,304
Under construction	2,333	2,537
Intangible assets	96	98
Total Assets	34,388	32,049
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Current assets	3,838	1,975
Non-current assets	6,751	8,321
Long-term receivables	322	976
Investments	119	607
Property, plant and equipment	6,241	6,614
Operating assets	3,739	4,300
Under construction	2,502	2,315
Intangible assets	69	124
Total Assets	10,589	10,296
Operating segments [member] | Corporates And Other [Member]
IfrsStatementLineItems [Line Items]
Current assets	13,259	15,337
Non-current assets	8,639	15,473
Long-term receivables	6,758	11,938
Investments	28	1,876
Property, plant and equipment	1,637	1,523
Operating assets	1,373	1,238
Under construction	264	286
Intangible assets	216	136
Total Assets	21,898	30,810
Operating segments [member] | Eliminations 1 [Member]
IfrsStatementLineItems [Line Items]
Current assets	(5,673)	(3,427)
Non-current assets	0	2
Long-term receivables	0	2
Investments	0	0
Property, plant and equipment	0	0
Operating assets	0	0
Under construction	0	0
Intangible assets	0	0
Total Assets	$ (5,673)	$ (3,425)